Employee Benefit Obligations - Other Postretirement cost trends (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other post retirement benefits
Employee Benefit Obligations
Increase in the postretirement benefit obligation due to one-percentage point increase in assumed health care cost trend rate		$ 6
Decrease in the postretirement benefit obligation due to one-percentage point decrease in assumed health care cost trend rate		(6)
Expected benefit payments
Years 2023 through 2027		72
Other post retirement benefits | Forecast
Expected benefit payments
Contributions to pension plans	$ 19
Other post retirement benefits | Minimum
Expected benefit payments
2018		17
2019		17
2020		17
2021		17
2022		17
Other post retirement benefits | Maximum
Employee Benefit Obligations
Increase in the total of service and interest cost due to one-percentage point increase in assumed health care cost trend rate		1
Decrease in the total of service and interest cost due to one-percentage point decrease in assumed health care cost trend rate		(1)
Expected benefit payments
2018		20
2019		20
2020		20
2021		20
2022		$ 20
U.S. | Postretirement Health Coverage
Employee Benefit Obligations
Health care cost trend rate used for pre-65 and post-65 benefits (as a percent)		7.00%
Rate to which the health care cost trend rate is assumed to increase (as a percent)			5.00%
Canada | Postretirement Health Coverage
Employee Benefit Obligations
Health care cost trend rate used for pre-65 and post-65 benefits (as a percent)		5.00%